Subsequent Event - Additional Information (Details) - $ / shares	Mar. 28, 2025	Mar. 25, 2025	Dec. 31, 2024	Dec. 31, 2023
Class B Ordinary Shares
Subsequent Event [Line Items]
Number of shares to acquire			116,906,336	58,453,168
Class B Ordinary Shares | Subsequent Event
Subsequent Event [Line Items]
Number of shares to acquire		83,093,664
Subscription price		$ 0.0397
Number of trading days	30 days
Class A Ordinary Shares
Subsequent Event [Line Items]
Number of shares to acquire			327,406,202	328,901,755
Class A Ordinary Shares | Subsequent Event
Subsequent Event [Line Items]
Number of shares to acquire		18,252,336
Subscription price		$ 0.0397
Number of trading days	30 days